Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000249214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000120605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000120608
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	5.30%		6.44%	8.24%
C000120609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	8.18%		6.57%	7.91%
C000120610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000028524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	28.74%		1.71%	13.68%
C000028523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	32.46%		1.83%	13.32%
C000028527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000159958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000141795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000141790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	28.85%		4.96%	8.79%
C000141791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	32.48%		5.10%	8.46%
C000133671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000133672
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(8.60%)		1.47%	11.19%
C000133673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(6.10%)		1.59%	10.84%
C000133674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000133677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000141783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000141785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(8.00%)		(6.44%)	4.04%
C000141786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(5.61%)		(6.36%)	3.70%
Without Sales Load [Member] | C000249214
Average Annual Return [Line Items]
Average Annual Return, Percent	28.32%	17.41%
Without Sales Load [Member] | C000120605
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%		7.65%	9.00%
Without Sales Load [Member] | C000120608
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%		7.37%	8.72%
Without Sales Load [Member] | C000120609
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%		6.57%	7.91%
Without Sales Load [Member] | C000120610
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%		7.68%	9.04%
Without Sales Load [Member] | C000028524
Average Annual Return [Line Items]
Average Annual Return, Percent	34.80%		2.86%	14.46%
Without Sales Load [Member] | C000028521
Average Annual Return [Line Items]
Average Annual Return, Percent	34.46%		2.60%	14.18%
Without Sales Load [Member] | C000028523
Average Annual Return [Line Items]
Average Annual Return, Percent	33.46%		1.83%	13.32%
Without Sales Load [Member] | C000028527
Average Annual Return [Line Items]
Average Annual Return, Percent	34.80%		2.85%	14.46%
Without Sales Load [Member] | C000159958
Average Annual Return [Line Items]
Average Annual Return, Percent	34.92%		2.95%	14.57%
Without Sales Load [Member] | C000141795
Average Annual Return [Line Items]
Average Annual Return, Percent	34.87%		6.13%	9.54%
Without Sales Load [Member] | C000141790
Average Annual Return [Line Items]
Average Annual Return, Percent	34.59%		5.87%	9.27%
Without Sales Load [Member] | C000141791
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%		5.10%	8.46%
Without Sales Load [Member] | C000133671
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.28%)		2.61%	11.96%
Without Sales Load [Member] | C000133672
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.54%)		2.35%	11.68%
Without Sales Load [Member] | C000133673
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.24%)		1.59%	10.84%
Without Sales Load [Member] | C000133674
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.35%)		2.54%	11.92%
Without Sales Load [Member] | C000133677
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)		2.63%	11.98%
Without Sales Load [Member] | C000141783
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.71%)		(5.41%)	4.74%
Without Sales Load [Member] | C000141785
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.91%)		(5.63%)	4.49%
Without Sales Load [Member] | C000141786
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.66%)		(6.36%)	3.70%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	20.83%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
Alliance Bernstein Index:Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	26.62%	17.38%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	38.74%		5.57%	11.97%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	38.74%		5.57%	11.97%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	38.74%		5.57%	11.97%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	38.74%		5.57%	11.97%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	38.74%		5.57%	11.97%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%		8.23%	10.89%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%		8.23%	10.89%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%		8.23%	10.89%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
Alliance Bernstein Index: MSCI ACWI ex US Growth (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Growth (net)
Average Annual Return, Percent	22.30%		5.21%	9.21%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
Alliance Bernstein Index: MSCI ACWI ex US Growth (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Growth (net)
Average Annual Return, Percent	22.30%		5.21%	9.21%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
Alliance Bernstein Index: MSCI ACWI ex US Growth (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Growth (net)
Average Annual Return, Percent	22.30%		5.21%	9.21%